Deferred Subsidy Income (Details Narrative) - Dec. 31, 2020	USD ($)	CNY (¥)
Subsidy of contractual obligation	$ 471,901
Deferred subsidy income	$ 181,639
RMB [Member]
Subsidy of contractual obligation | ¥		¥ 3,245,000